Warrants - Number and fair value of outstanding warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
IFRS Class of Warrant or Right [Line Items]
Fair value of warrant liability, Beginning balance		$ 6	$ 10,644
Change in fair value (value)	$ 261	$ (6)	(10,638)
Fair value of warrant liability , Ending balance	$ 261		$ 6
Public Warrants
IFRS Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance	6,772,237	6,772,237	6,772,237
Number of warrants, Ending balance	6,772,237	6,772,237	6,772,237
Private Warrants
IFRS Class of Warrant or Right [Line Items]
Number of warrants, Beginning balance	6,266,667	6,266,667	6,266,667
Number of warrants, Ending balance	6,266,667	6,266,667	6,266,667